Restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Restricted cash	R$ 37,715	R$ 54,944
Agreementwiththe Sao Paulo Municipal Government [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	27,502	47,749
Agreementwiththe Sao Paulo Municipal Government 1 [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	4,544
Brazilian Federal Savings Bank Escrow Deposites [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	235	365
Other [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	R$ 5,434	R$ 6,830